Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 22,246,858,046
Transfers	30,926,616	$ 6,414,506
Ending balance	32,517,979,372	22,246,858,046
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	15,626,642	18,683,272
Transfers		10,030,872
Transfers	28,778,558
Recognition	52,072,693	25,694,581
Derecognition	(11,198,662)	(37,308,759)
Income (Loss)	19,078,239	28,723,835
Inflation Effect	(16,766,174)	(30,197,159)
Ending balance	87,591,296	15,626,642
Government Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	0
Transfers		5,988,275
Transfers	25,384,435
Recognition	7,052,429	2,312,780
Derecognition	(1,673,561)	(10,856,632)
Income (Loss)	3,503,160	3,485,860
Inflation Effect	(4,928,827)	(930,283)
Ending balance	29,337,636	0
Corporate Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	540,439	4,236,417
Transfers	3,394,123	4,042,597
Recognition	4,799,804	21,631,121
Derecognition	(3,054,708)	(20,775,504)
Income (Loss)	(246,313)	2,938,629
Inflation Effect	(1,041,299)	(11,532,821)
Ending balance	4,392,046	540,439
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	4,148,410,233
Ending balance	2,180,297,530	4,148,410,233
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Transfers	0
Recognition	2,259,271
Derecognition	0
Income (Loss)	92,357
Inflation Effect	0
Ending balance	2,351,628	0
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	280,485,439
Ending balance	1,402,948,386	280,485,439
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Transfers	0
Recognition	20,858,985
Derecognition	(2,384,898)
Income (Loss)	571,052
Inflation Effect	0
Ending balance	19,045,139	0
Investments in Equity Instruments | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	15,086,203	14,446,855
Transfers	0	0
Recognition	17,102,204	1,750,680
Derecognition	(4,085,495)	(5,676,623)
Income (Loss)	15,157,983	22,299,346
Inflation Effect	(10,796,048)	(17,734,055)
Ending balance	$ 32,464,847	$ 15,086,203